18. Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Employee benefits
18.	Employee benefits
	12.31.2020	12.31.2019
Voluntary Severance Program (PDV)	900	140
Employees variable compensation program	522	655
Accrued vacation pay	470	660
Salaries and related charges	204	212
Profit sharing	4	16
Total	2,100	1,683
Current	1,953	1,645
Non-current	147	38
18.1.	Voluntary Severance Programs

As of December 31, 2020, the Company has seven voluntary severance programs (PDV) and one Incentive Retirement Program (PAI), whose enrollment deadline ended in December 2020, totaling 11,117 enrollments:

i.	PDV 2019 for retired employees under the Brazilian Social Security Institute (INSS) by June 2020.
ii.	PDV specific for employees of divestment units;
iii.	PDV exclusively for corporate employees;
iv.	PAI aimed at employees who are eligible to retire under INSS;
v.	PDV for employees of wholly owned subsidiary Transpetro;
vi.	PDV for employees of wholly owned subsidiary PBIO; and
vii.	PDV for employees of subsidiary TBG.

Recognition of the provision for expenses occur as employees enroll to the programs. Changes in the provision for expenses relating to voluntary severance programs implemented by the Company are set out as follows:

	12.31.2020	12.31.2019
Opening Balance	140	35
Discontinued operations	−	(21)
Enrollments	1,076	200
Revision of provisions	(59)	(2)
Separations in the period	(245)	(71)
Cumulative translation adjustment	(12)	(1)
Closing Balance	900	140
Current	754	98
Non-current	146	42

On April 7, 2020, the Board of Directors approved adjustments to the current programs, triggering an additional provision amounting to US$ 311, relating to the employees enrolled by June 2020. On the same date, it also approved a new severance program aimed at employees who are eligible to retire under the public pension program (PAI) and, after the promulgation of the public pension reform in the second half of 2019, were unable to participate in PDV 2019 (enrollments from May 6 to July 31, 2020).

The Company chose to disburse the severance payments in two installments, one at the time of termination and the other in July 2021 or one year after the termination, whichever is later, and expects to disburse US$ 754 in 2021, US$ 128 in 2022 and US$ 18 in 2023.

18.2.	Variable compensation program - Performance award program (PPP)

On January 21, 2021, the Company’s Board of Administration approved changes in the criteria for granting PPP 2020 to employees (in relation to regulation approved on April 28, 2020).

The regulation for this variable compensation program establishes that, in order to trigger this payment, it is necessary to have net income for the year, excluding impairment losses and foreign exchange gains (losses) from this calculation, associated with the achievement of the Company’s performance metrics and the individual performance of employees and results of the departments.

The PPP for 2020 amounts to US$ 435 (US$ 645 for 2019) and was approved by the Company’s Board of Directors in a meeting held on January 26, 2021, accounted for within other income and expenses.

18.3.	Profit sharing (PLR)

At December 21, 2020, the 17 unions representing onshore employees of the Parent Company had signed the agreement for the PLR for the next two years before the deadline determined by the Collective Labor Agreement (ACT). Among the offshore employees, only one union had signed the agreement within the period defined by the ACT.

The current agreement for the PLR provides that only employees without managerial functions will be entitled to receive profit sharing, and it will be cumulative to the payment of the PPP.

In order for the PLR to be paid in the next two years, the following requirements must be met: (i) dividend distribution to shareholders approved by the Board of Directors, (ii) net income for the year, and iii) achievement of the weighted average percentage of at least 80% of a set of indicators.

The maximum amount of PLR to be distributed is limited to 6.25% of net income and 25% of dividends distributed to shareholders, in each year. There was no PLR expense for 2020 (US$ 43 for 2019 and US$ 442 for 2018).